11. Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2014	2013

Note payable FHLB dated 08/23/05 for $750 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB’s Affordable Housing Program.	$ 250	302

Note payable FHLB dated 08/29/12 for $12,500 with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $12,500 with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments	5,000	5,000

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments.	5,000	5,000

Note payable FHLB dated 08/29/12 for $7,500 with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments.	7,500	7,500

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments.	5,000	5,000

Total	$ 47,750	$ 47,802

A specific class of commercial and residential mortgage loans, with a balance of $151,033 at December 31, 2014 and a specific group of securities available for sale with a lendable collateral value of $3,620 at December 31, 2014 were pledged to the FHLB as collateral for the above advances and to secure additional available lines of credit.

Contractual principal maturities of long-term debt at December 31, 2014 are as follows:

2015	$ -
2016	51
2017	7,552
2018	10,053
2019	30,054
Thereafter	40

$ 47,750